Leases Obligations - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases Obligations [Line Items]
Amortization Rights of Use Assets	$ 17,517	$ 16,098	$ 12,467
Lease agreements, average discount interest rate	10.36%	9.38%	8.23%
Interest on liability for lease	$ 4,805	$ 5,391	$ 2,598
Bottom of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	1 year
Top of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	3 years